Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,541,000
Previously Paid Amount	0.00
Total Fee Amount	2,008.11
Total Offset Amount	0.00
Net Fee	2,008.11
Narrative - Max Aggregate Offering Price	$ 14,541,000
Final Prospectus	true